SUSAN STOOPS ANCARROW	TROUTMAN SANDERS LLP
804.697.1861 telephone	Attorneys at Law
susan.ancarrow@troutmansanders.com	Troutman Sanders Building
1001 Haxall Point
P.O. Box 1122 (23218-1122)
Richmond, Virginia 23219
804.697.1200 telephone
804.697.1339 facsimile
troutmansanders.com

March 4, 2009

VIA E-Mail and EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

Attention: Eric Envall

Re:	Pinnacle Bankshares Corporation
Preliminary Proxy Statement for 2009 Annual Meeting
Amendment No. 1
Filed February 27, 2009
File No. 000-23909

Dear Mr. Envall:

This letter responds, on behalf of our client, Pinnacle Bankshares Corporation (the Company), to the oral staff comment regarding Amendment No. 1 to the Company’s preliminary proxy statement filed with the Securities and Exchange Commission (the Commission) on February 27, 2009 (the Proxy Statement). The Proxy Statement relates to the solicitation of proxies for the Company’s annual meeting scheduled for April 14, 2009 (the Annual Meeting).

Specifically, the staff has noted the requirement under Rule 14a-4(a)(3) under the Securities and Exchange Act of 1934 that the Company identify clearly and impartially in a proxy statement each separate matter intended to be acted upon. In light of this requirement, the staff has requested that the Company either (1) separate Proposal 2, which calls for action on a proposed amendment to the Company’s Articles of Incorporation (a) to authorize the issuance of up to 1,000,000 shares of preferred stock and (b) to make a clarifying change to existing Article VI of the Articles of Incorporation (Article VI), into two separate proposals (one addressing the preferred stock amendment and one addressing the clarifying change), or (2) explain why such separation (or “unbundling”) is not required.

On behalf of the Company, we respectfully submit that the “unbundling” of these two amendments should not be required under Rule 14a-4(a)(3) for the reason that the clarifying change is truly a “clarifying” change that does not alter or change the existing rights of the Company’s shareholders. Rather the clarifying change is intended only to make the language of the Company’s existing Article VI easier to understand. Because this is a non-substantive change that does not alter or amend the existing rights of shareholders, we do not believe this matter requires a separate shareholder vote.

United States Securities and

    Exchange Commission

March 4, 2009

In its current form, as authorized by Virginia law, Article VI provides for a lesser vote requirement than the statutory “default” vote requirement for shareholder approval of (i) an amendment of the Company’s Articles of Incorporation, (ii) a plan of merger or exchange, (iii) a transaction involving the sale of all or substantially all the Company’s assets or (iv) a plan of dissolution. The statutory default approval requirement under Virginia law requires a “more than two-thirds” vote for such matters. See Virginia Code § 13.1-707D; § 13.1-718D. Current Article VI requires only a majority vote in the circumstances described in Article VI.

Importantly, as currently written Article VI only applies in situations where a shareholder vote is required in the first place. The current provision states that each of (i) amendments to the Company’s Articles of Incorporation, (ii) a plan of merger or exchange, (iii) a transaction involving the sale of all or substantially all the Company’s assets or (iv) a plan of dissolution, shall be approved by the vote of a majority of “all the votes entitled to be cast” on such transactions “by each voting group entitled to vote on the transaction.” Therefore, the only situations where the current provision of Article VI comes into play are situations where there are “votes entitled to be cast” by “voting groups entitled to vote on the transaction.” It does not apply where no votes are entitled to be cast and/or no voting group is entitled to vote on the proposal.

The clarifying language in the proposed amendment that is incorporated into Proposal 2 makes three changes: it (i) inserts the words “To the extent shareholder approval is required by applicable law or regulation” at the beginning of Article VI, (ii) makes additional grammatical edits to that sentence to accommodate the inserted words, and (iii) changes the phrase “approved by the vote of a majority of all the votes entitled to be cast on such transactions” to “approved by the affirmative vote of a majority of all shares entitled to be voted on the transaction”. We believe these changes together represent one clarifying change, and this change is “clarifying” in nature because it emphasizes that the lesser vote requirement only applies where shareholders are entitled to vote in the first place, and does not change the Company’s vote requirement for shareholder approval of any matter.

There are a number of situations under Virginia law where the Board of Directors of a corporation may adopt one or more amendments to a corporation’s articles of incorporation without shareholder action. These typically involve amendments that are somewhat of a “housekeeping” nature, e.g., removing references to initial directors, or changing the par value of the capital stock. See Virginia Code § 13.1-706. In each of these situations, there are “no votes entitled to be cast,” nor any “voting group entitled to vote on the transaction.” Also, Virginia Code § 13.1-719.1 permits the formation of a holding company through a merger without shareholder approval under the conditions set forth in that section. Finally, if shareholders

United States Securities and

    Exchange Commission

March 4, 2009

approve the proposed amendment to the Company’s Articles of Incorporation to authorize the issuance of up to 1,000,000 shares of preferred stock, the Company’s Board of Directors would then be authorized in the future to amend the Company’s Articles of Incorporation, without shareholder approval, to establish individual series of preferred stock. See Virginia Code § 13.1-639. In each of the situations described in this paragraph, Article VI as currently written would not provide for any shareholder approval of the amendment to the Articles of Incorporation because there would be no “votes entitled to be cast” nor any “voting group entitled to vote on the transaction.” The clarifying amendment only seeks to state this point more clearly.

Therefore, the proposed amendment is simply clarifying in nature and is immaterial to the rights of shareholders because the shareholders of the Company will have the exact same rights, if the amendment is approved as they had before the amendment, to approve (i) amendments to the Company’s Articles of Incorporation, (ii) a plan of merger or exchange, (iii) a transaction involving the sale of all or substantially all the Company’s assets or (iv) a plan of dissolution.

For your convenience, we have enclosed with this letter copies of the referenced provisions of Virginia law.

In light of the above, on behalf of the Company, we respectfully request that the Company be permitted to maintain Proposal 2 in its Proxy Statement as a single proposal.

Should you have additional questions or comments regarding the Proxy Statement, please contact Bryan M. Lemley (telephone: (434) 477-5882; fax: (434) 369-1827) or the undersigned, Susan S. Ancarrow of Troutman Sanders LLP at (telephone: (804) 697-1861; fax: (804) 698-6015).

Sincerely,

/s/ Susan Stoops Ancarrow
Susan Stoops Ancarrow

§ 13.1-639. Terms of class or series determined by board of directors.

A. If the articles of incorporation so provide, the board of directors, without shareholder action, may, by adoption of an amendment of the articles of incorporation:

1. Classify any unissued shares into one or more classes or into one or more series within one or more classes;

2. Reclassify any unissued shares of any class into one or more classes or into one or more series within one or more classes; or

3. Reclassify any unissued shares of any series of any class into one or more classes or into one or more series within one or more classes.

B. If the board of directors acts pursuant to subsection A, it shall determine the terms, including the preferences, rights and limitations, to the same extent permitted under § 13.1-638, of:

1. Any class of shares before the issuance of any shares of that class, or

2. Any series within a class before the issuance of any shares of that series.

C. Unless the articles of incorporation otherwise provide, the board of directors, without shareholder action, may, by adoption of an amendment of the articles of incorporation, delete from the articles of incorporation any provisions originally adopted by the board of directors without shareholder action fixing the preferences, limitations and rights of any class of shares or series within a class, provided there are no shares of such class or series then outstanding.

D. Unless the articles of incorporation otherwise provide, the board of directors of a corporation that is registered as an open-end management investment company under the Investment Company Act of 1940, without shareholder action, may, by adoption of an amendment of the articles of incorporation:

1. Classify any unissued shares into one or more classes or into one or more series within one or more classes; or

2. Reclassify any unissued shares of any class into one or more classes or into one or more series within one or more classes; or

3. Reclassify any unissued shares of any series of any class into one or more classes or into one or more series within one or more classes.

E. When the board of directors has adopted an amendment of the articles of incorporation pursuant to subsection A, C or D, the corporation shall file with the Commission articles of amendment that set forth:

1. The name of the corporation;

2. The text of the amendment, including any determination made pursuant to subsection B;

3. The date it was adopted; and

4. A statement that the amendment was duly adopted by the board of directors.

If the Commission finds that the articles comply with the requirements of law and that all required fees have been paid, it shall issue a certificate of amendment. Shares of any class or series that are the subject of the articles of amendment shall not be issued until the certificate of amendment is effective.

(Code 1950, § 13.1-14; 1956, c. 428; 1975, c. 500; 1985, c. 522; 1988, c. 193; 2005, c. 765; 2006, c. 330.)

§ 13.1-706. Amendment of articles of incorporation by directors.

Unless the articles of incorporation provide otherwise, a corporation’s board of directors may adopt one or more amendments to the corporation’s articles of incorporation without shareholder action:

1. To delete the names and addresses of the initial directors;

2. To delete the name and address of the initial registered agent or registered office, if a statement of change is on file with the Commission;

3. If the corporation has only one class of shares outstanding:

a. To change each issued and unissued authorized share of the class into a greater number of whole shares of that class; or

b. To increase the number of authorized shares of the class to the extent necessary to permit the issuance of shares as a share dividend;

4. To eliminate or change the par value of the shares of any class or series;

5. To change the corporate name by substituting the word “corporation,” “incorporated,” “company,” or “limited,” or the abbreviation “corp.,” “inc.,” “co.” or “ltd.,” or a similar word or abbreviation in the name, or by adding, deleting, or changing a geographic attribution for the name;

6. To make any other change expressly permitted by this chapter to be made without shareholder action; or

7. If the corporation is registered as an open-end management investment company under the Investment Company Act of 1940, to increase or decrease the aggregate number of shares or classes of shares or series of shares within any class that the corporation is authorized to issue.

(1985, c. 522; 1989, c. 483; 1990, c. 292; 2005, c. 765; 2006, c. 330.)

§ 13.1-707. Amendment of articles of incorporation by directors and shareholders.

A. Except where shareholder approval of an amendment of the articles of incorporation is not required by this chapter, an amendment to the articles of incorporation shall be adopted in the following manner:

1. The proposed amendment shall be adopted by the board of directors.

2. After adopting the proposed amendment the board of directors shall submit the amendment to the shareholders for their approval. The board of directors shall also transmit to the shareholders a recommendation that the shareholders approve the amendment, unless the board of directors makes a determination that because of conflicts of interest or other special circumstances it should not make such a recommendation, in which case the board of directors shall transmit to the shareholders the basis for that determination; and

3. The shareholders entitled to vote on the amendment shall approve the amendment as provided in subsection D.

B. The board of directors may condition its submission of the proposed amendment on any basis.

C. The corporation shall notify each shareholder, whether or not entitled to vote, of the proposed shareholders’ meeting in accordance with § 13.1-658. The notice of meeting shall also state that the purpose, or one of the purposes, of the meeting is to consider the proposed amendment and contain or be accompanied by a copy of the amendment.

D. Unless this chapter or the board of directors, acting pursuant to subsection B, requires a greater vote, the amendment to be adopted shall be approved by each voting group entitled to vote on the amendment by more than two-thirds of all the votes entitled to be cast by that voting group. The articles of incorporation may provide for a greater or lesser vote than that provided for in this subsection or a vote by separate voting groups so long as the vote provided for is not less than a majority of all the votes cast on the amendment by each voting group entitled to vote on the amendment at a meeting at which a quorum of the voting group exists.

E. When an exchange, reclassification or change of shares is effected by amendment of the articles of incorporation, and a material difference in right results, or the par value of the shares is changed or the corporate name is changed, the action of the shareholders authorizing the amendment may prescribe a time after which the holders of the old shares shall no longer be entitled to receive distributions or to vote or to exercise any other rights as shareholders until certificates representing the old shares are surrendered in exchange for certificates representing the new shares. But upon such surrender all distributions not paid because of this provision shall be paid without interest.

(Code 1950, §§ 13-37, 13.1-19, 13.1-56; 1956, c. 428; 1972, c. 580; 1975, c. 500; 1985, c. 522; 2005, c. 765.)

§ 13.1-718. Action on a plan of merger or share exchange.

A. In the case of a domestic corporation that is a party to a merger or share exchange:

1. The plan of merger or share exchange shall be adopted by the board of directors.

2. Except as provided in subsections F and G of this section and in §§ 13.1-719 and 13.1-719.1, after adopting the plan of merger or share exchange the board of directors shall submit the plan to the shareholders for their approval. The board of directors shall also transmit to the shareholders a recommendation that the shareholders approve the plan, unless the board of directors makes a determination that because of conflicts of interest or other special circumstances it should not make such a recommendation, in which case the board of directors shall transmit to the shareholders the basis for that determination.

B. The board of directors may condition its submission of the plan of merger or share exchange to the shareholders on any basis.

C. If the plan of merger or share exchange is required to be approved by the shareholders, and if the approval is to be given at a meeting, the corporation shall notify each shareholder, whether or not entitled to vote, of the meeting of shareholders at which the plan is to be submitted for approval. The notice shall state that the purpose, or one of the purposes, of the meeting is to consider the plan and shall contain or be accompanied by a copy or summary of the plan. If the corporation is to be merged into an existing domestic or foreign corporation or eligible entity and its shareholders are to receive shares or other interests or the right to receive shares or other interests in the surviving corporation or eligible entity, the notice shall also include or be accompanied by a copy or summary of the articles of incorporation or organic document of that corporation or eligible entity. If the corporation is to be merged into a domestic or foreign corporation or eligible entity that is to be created pursuant to the merger and its shareholders are to receive shares or other interests or the right to receive shares or other interests in the surviving corporation or eligible entity, the notice shall include or be accompanied by a copy or a summary of the articles of incorporation or organic document of the new domestic or foreign corporation or eligible entity.

D. Unless the articles of incorporation, or the board of directors acting pursuant to subsection B, require a greater vote, the plan of merger or share exchange to be authorized shall be approved by each voting group entitled to vote on the plan by more than two-thirds of all the votes entitled to be cast by that voting group. The articles of incorporation may provide for a greater or lesser vote than that provided for in this subsection or a vote by separate voting groups so long as the vote provided for is not less than a majority of all the votes cast on the plan by each voting group entitled to vote on the transaction at a meeting at which a quorum of the voting group exists.

E. Separate voting by voting groups is required:

1. On a plan of merger by each class or series of shares that:

a. Is to be converted under the plan of merger into shares, other securities, eligible interests, obligations, rights to acquire shares, other securities or eligible interests, cash, other property or any combination of the foregoing; or

b. Would be entitled to vote as a separate group on a provision in the plan that, if contained in a proposed amendment to articles of incorporation, would require action by separate voting groups under § 13.1-708;

2. On a plan of share exchange, by each class or series of shares included in the exchange, with each class or series constituting a separate voting group; and

3. On a plan of merger or share exchange, if the voting group is entitled under the articles of incorporation to vote as a voting group to approve a plan of merger or share exchange.

F. Unless the articles of incorporation otherwise provide, approval by the corporation’s shareholders of a plan of merger or share exchange is not required if:

1. The corporation will survive the merger or is the acquiring corporation in a share exchange;

2. Except for amendments permitted by § 13.1-706, its articles of incorporation will not be changed;

3. Each shareholder of the corporation whose shares were outstanding immediately before the effective date of the merger or share exchange will hold the same number of shares, with identical preferences, limitations, and rights immediately after the effective date of the merger or share exchange; and

4. With respect to shares of the surviving corporation in a merger that are entitled to vote unconditionally in the election of directors, the number of shares outstanding immediately after the merger, plus the number of shares issuable as a result of the merger, either by the conversion of securities issued pursuant to the merger or the exercise of options, rights, and warrants issued pursuant to the merger, will not exceed by more than 20% the total number of shares of the surviving corporation outstanding immediately before the merger.

G. If a corporation has not yet issued shares and its articles of incorporation do not otherwise provide, its board of directors may adopt and approve a plan of merger or share exchange on behalf of the corporation without shareholder action.

H. If as a result of a merger or share exchange one or more shareholders of a domestic corporation would become subject to owner liability for the debts, obligations, or liabilities of any other person or entity, approval of the plan of merger or share exchange shall require the execution, by each shareholder, of a separate written consent to become subject to such owner liability.

(Code 1950, § 13.1-70; 1956, c. 428; 1975, c. 500; 1985, c. 522; 1991, c. 109; 2005, c. 765; 2006, cc. 363, 663; 2007, c. 165.)

§ 13.1-719.1. Formation of a holding company.

A. In this section:

“Constituent corporation” means a corporation which, from the incorporation of the holding company until consummation of a merger governed by this section, was at all times the sole direct parent of the holding company and whose shares are converted into shares of the holding company in such merger.

“Holding company” means a corporation which, from its incorporation until consummation of a merger governed by this section, was at all times a direct wholly-owned subsidiary of the constituent corporation and whose shares are issued in such merger in exchange for the shares of the constituent corporation.

“Indirect subsidiary” means a corporation which, from its incorporation until consummation of a merger governed by this section, was at all times a direct wholly-owned subsidiary of the holding company.

B. Unless its articles of incorporation otherwise provide, a constituent corporation may merge an indirect subsidiary into itself, or may merge itself into an indirect subsidiary, without the approval of the shareholders of the constituent corporation or the board of directors or shareholders of the indirect subsidiary, if:

1. Such constituent corporation and indirect subsidiary are the only parties to the merger;

2. The provisions in the articles of incorporation and bylaws of the constituent corporation and the holding company at the effective date of the merger are identical as they relate to:

a. The designation, number, and par value of each class and series of shares that are authorized, and the preferences, rights and limitations of each class and series of shares;

b. Any terms of the shares that are dependent upon facts objectively ascertainable outside of the articles of incorporation or that vary among the holders of the same class or series;

c. The preemptive right of the shareholders to acquire unissued shares, provided, however, that if the constituent corporation was formed on or before December 31, 2005, and its articles of incorporation do not deny the preemptive right of its shareholders, and the holding company was formed after December 31, 2005, the articles of incorporation of the holding company must provide that its shareholders have the preemptive right to acquire the holding company’s unissued shares to the same extent the shareholders of the constituent corporation had a preemptive right to acquire unissued shares of the constituent corporation;

d. The definition, limitation, and regulation of the powers of the corporation, its directors, and shareholders;

e. The management of the business and regulation of the affairs of the corporation; and

f. For purposes of subdivision 2 c of this subsection, shares include any warrants, rights or options to acquire any such shares or any security or other obligation of the corporation convertible into any such shares or into warrants, rights or options to acquire any such shares.

3. Each share or fraction of a share of the constituent corporation outstanding immediately prior to the effective date of the merger is converted in the merger into a share or equal fraction of a share of the holding company having the same preferences, rights, and limitations as the share or fraction of a share of the constituent corporation being converted in the merger;

4. Each right to acquire shares of the constituent corporation outstanding immediately prior to the effective date of the merger is converted in the merger into a right to acquire shares of the holding company having the same preferences, rights, and limitations as the right to acquire shares of the constituent corporation being converted in the merger; and

5. The directors of the constituent corporation become or remain the directors of the holding company upon the effective date of the merger.

C. Notwithstanding any provision in this chapter to the contrary, a plan of merger adopted pursuant to this section may include:

1. If the indirect subsidiary is the survivor:

a. An amendment or restatement of the indirect subsidiary’s articles of incorporation to change the name of the indirect subsidiary to a name that satisfies the requirements of this chapter; and

b. A provision that the shares of the holding company into which the shares of the constituent corporation are converted in the merger may be represented by the share certificates that previously represented shares of the constituent corporation, if the holding company adopts the former name of the constituent corporation by filing articles of amendment that are effective immediately following consummation of the merger; and

2. If the constituent corporation is the survivor:

a. An amendment or restatement of the constituent corporation’s articles of incorporation:

(1) To change the name of the constituent corporation to a name that satisfies the requirements of this chapter;

(2) To delete any existing provisions that authorize the issuance of or relate to multiple classes or series of shares and to add one or more provisions that authorize a new, single class of shares with unlimited voting rights in lieu thereof;

(3) To delete any existing provision that provides for staggering the terms of directors pursuant to § 13.1-678; or

(4) To make any change permitted by § 13.1-706;

b. A provision that one or more of the directors of the constituent corporation immediately prior to the effective date of the merger will no longer be directors of the constituent corporation immediately following the effective date of the merger; and

c. A provision that the shares of the holding company into which the shares of the constituent corporation are converted in the merger may be represented by the share certificates that previously represented shares of the constituent corporation, if the constituent corporation adopts a new name in the merger that is distinguishable upon the records of the Commission and the holding company adopts the former name of the constituent corporation by filing articles of amendment that are effective immediately following consummation of the merger.

D. Articles of merger filed with respect to a merger authorized by this section shall include a statement that the plan of merger did not require approval by the shareholders of the constituent corporation or by the board of directors or shareholders of the indirect subsidiary because the merger was authorized by this section and that the conditions specified in subsection B of this section have been satisfied.

E. Except as provided in this section, a merger governed by this section shall comply with the provisions of this article applicable to mergers generally.

F. From and after the effective date of a merger adopted by a constituent corporation pursuant to this section:

1. To the extent the restrictions of § 13.1-725.1 or § 13.1-728.2 applied to the constituent corporation and its shareholders at the effective date of the merger, such restrictions shall apply to the holding company and its shareholders immediately after the effective date of the merger as though it were the constituent corporation, and all shares of the holding company acquired in the merger shall for purposes of §§ 13.1-725.1 and 13.1-728.2 be deemed to have been acquired at the time that the shares of the constituent corporation converted in the merger were acquired, and provided further that:

a. Any shareholder who immediately prior to the effective date of the merger was not an interested shareholder within the meaning of § 13.1-725 shall not solely by reason of the merger become an interested shareholder of the holding company; and

b. Any shares which immediately prior to the effective date of the merger were not interested shares within the meaning of § 13.1-728.1 shall not solely by reason of the merger become interested shares of the holding company; and

2. To the extent a shareholder of the constituent corporation immediately prior to the effective date of the merger had standing to institute or maintain a derivative proceeding on behalf of the constituent corporation, consummation of the merger shall not be deemed to limit or extinguish such standing.

3. To the extent a voting trust authorized by § 13.1-670, a voting agreement authorized by § 13.1-671, a shareholder agreement authorized by § 13.1-671.1, a proxy or any similar agreement or instrument applied to the constituent corporation, its shares or its shareholders at the effective date of the merger, such voting trust, voting agreement, shareholder agreement, proxy or other agreement or instrument shall apply to the holding company and its shares and shareholders immediately following consummation of the merger to the same extent that it applied to the constituent corporation and its shares and shareholders immediately prior to consummation of the merger.

(2006, c. 363.)